Common Stock, Stock Option Plans and Stock Compensation Agreements (Details)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Weighted average assumptions of fair value of options
Risk-free rate	1.06%	2.41%	2.78%
Expected volatility	18.38%	18.20%	17.40%
Expected life	6 years	6 years	6 years
Dividend yield	3.60%	3.60%	3.30%